The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
The Company, Basis of Presentation and Significant Accounting Policies [Abstract]
The Company

1. The Company

Tronox Incorporated, a Delaware Corporation, and its subsidiaries (collectively referred to as “Tronox” or the “Company”) is one of the leading producers and marketers of titanium dioxide (“TiO2”) pigment, which is used in consumer products such as paint, plastic and certain specialty products. The Company was formed on May 17, 2005, in preparation for the contribution (the “Contribution”) and transfer by Kerr-McGee Corporation (“Kerr-McGee” or “KM”) of certain entities, including those comprising substantially all of its chemical business. The Company has one reportable segment representing its pigment business. The pigment segment primarily produces and markets TiO 2, and has production facilities in the United States, Australia and the Netherlands. The pigment segment also includes heavy minerals production operated through the Company’s joint venture in Australia (the “Tiwest Joint Venture”). The heavy minerals production is integrated with the Company’s Australian pigment plant, but also has third-party sales of minerals not utilized by its pigment operations. Electrolytic and other chemical products, which does not constitute a reportable segment, represents the Company’s other operations, which are comprised of electrolytic manufacturing and marketing operations, all of which are located in the United States. Electrolytic and other chemical products is reported in “Other Activities” when reconciling segmented information presented in Note 22.

On January 12, 2009 (the “Petition Date”), Tronox Incorporated and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors’ Chapter 11 cases were consolidated for the purpose of joint administration. On November 30, 2010 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ First Amended Joint Plan of Reorganization pursuant to Chapter 11 of the Bankruptcy Code, dated November 5, 2010 (as amended and confirmed, the “Plan”).

Material conditions to the Plan were resolved during the period from the Confirmation Date until January 26, 2011, and subsequently on February 14, 2011 (the “Effective Date”), the Debtors emerged from bankruptcy and continued operations as reorganized Tronox Incorporated. See Note 4 for additional information on the Company’s emergence from bankruptcy.

The Company applied fresh-start accounting under Accounting Standards Codification (“ASC”) 852, Reorganizations (“ASC 852”) as of January 31, 2011. The Company evaluated the activity between January 26, 2011 and January 31, 2011 and, based upon the immateriality of such activity, concluded that the use of January 31, 2011 to reflect the fresh-start accounting adjustments was appropriate for financial reporting purposes. Accordingly, the financial information set forth in this report, unless otherwise expressly set forth or as the context otherwise indicates, reflects the consolidated results of operations and financial condition of Tronox and its subsidiaries on a fresh-start basis for the period beginning February 1, 2011 (“Successor”), and of Tronox and its subsidiaries on a historical basis for the period through January 31, 2011 (“Predecessor”).

Acquisition of Exxaro Mineral Sands Operations

On September 25, 2011, the Company entered into a definitive agreement (the “Transaction Agreement”) with Exxaro Resources Limited (“Exxaro”) and certain of its affiliated companies, to acquire 74% of its South African mineral sands operations, including its Namakwa and KZN Sands mines, separation facilities and slag furnaces, along with Exxaro’s 50% share of the Tiwest Joint Venture in Western Australia (together “Exxaro Mineral Sands”), which is referred to as the Transaction (the “Transaction”).

Pursuant to a Registration Statement on Form S-4 (File No. 333-178835) declared effective by the Securities and Exchange Commission (the “SEC”) on May 4, 2012 (the “Registration Statement”) for the initial public offering of shares of Tronox Limited’s Class A common stock, par value $0.01 per share (“New Common Stock”), Tronox Limited will issue 16,445,827 shares of its Class A common stock in a registered initial public offering (the “Equity Public Offering”). On May 30, 2012, the Company will hold a special meeting of the stockholders of Tronox Incorporated to adopt the Transaction Agreement for the purpose of approving the Transaction, and therefore become subject to the Constitution of Tronox Limited and applicable provisions of Australian law.

In the Transaction, the existing business of Tronox Incorporated will be combined with the Exxaro Mineral Sands business under a new Australian holding company, Tronox Limited. The Transaction will be effectuated in two primary steps. In the first step, Tronox Incorporated will become a subsidiary of Tronox Limited, with Tronox Incorporated stockholders receiving one Class A Share and $12.50 in cash for each share of Tronox Incorporated common stock, unless the holder elects to receive an exchangeable share of Tronox Limited (subject to proration), which will be exchangeable for one Class A Share of Tronox Limited and an amount in cash equal to $12.50 without interest (the “Exchangeable Shares”). The Exchangeable Shares will not be transferable until after December 31, 2012, but the Tronox Limited Class A Shares, including those delivered upon the exchange of an Exchangeable Share, will be transferable. In the second step, Tronox Limited will acquire Exxaro Mineral Sands in exchange for issuance of Class B Shares to Exxaro and one of its subsidiaries. Upon completion of the Transaction, assuming no Tronox Incorporated stockholders elect to receive Exchangeable Shares, former Tronox Incorporated stockholders and Exxaro will hold 15,238,612 Class A Shares and 9,950,856 Class B Shares, respectively, representing approximately 61.5% and 38.5%, respectively, of the voting power in Tronox Limited.

As of the closing of the Transaction, Tronox Limited will be the world’s third-largest producer and marketer of TiO2 manufactured via chloride technology, as well as was the third-largest titanium feedstock producer and the second largest zircon producer. Tronox Limited will have global operations in the Americas, Europe, South Africa and the Asia-Pacific region. Its assured feedstock supply and global presence, combined with a focus on providing customers with world-class products, end-use market expertise and strong technical support, will allow it to continue to sell products to a diverse portfolio of customers in various regions of the world, with most of whom it has well-established relationships. Tronox Limited will operate three TiO2 facilities at the following locations: Hamilton, Mississippi, Botlek, The Netherlands and Kwinana, Australia representing 465,000 tonnes of annual TiO 2 production capacity. Additionally, Tronox Limited will operate three separate mining operations: KZN Sands located in South Africa, Namakwa Sands located in South Africa and Tiwest located in Australia, which have a combined production capacity of 723,000 tonnes of titanium feedstock and 265,000 tonnes of zircon.

Tiwest Joint Venture

	Nature of Business	2011%	2010%	2009%
Tiwest Joint Venture	Titanium minerals, and pigment production	50%	50%	50%

The Company operates the Tiwest Joint Venture with Exxaro Australia Sands Pty Ltd., which is a subsidiary of Exxaro. The Tiwest Joint Venture operates a chloride process TiO2 plant located in Kwinana, Western Australia (the “Kwinana Facility”), a mining operation in Cooljarloo, Western Australia, and a mineral separation plant and a synthetic rutile processing facility, both in Chandala, Western Australia.

The Tiwest Joint Venture is a contractual relationship between Tronox and Exxaro whereby each party holds an undivided interest in each asset of the joint venture, and are proportionally liable for each of the joint venture’s liabilities. The Tiwest Joint Venture is not a separate legal entity and does not enter into any transactions. Transactions are entered into by the joint venture partners who have the right to sell their own product, collect their proportional share of the revenues and absorb their share of costs. As such, the Company does not account for the Tiwest Joint Venture under the equity method.

The Company accounts for its share of the Tiwest Joint Venture’s assets that are jointly controlled and its share of liabilities for which it is jointly responsible on a proportionate gross basis in its Condensed Consolidated Balance Sheet. Additionally, the Company accounts for the revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis in its Condensed Consolidated Statements of Operations.

Through a separate agreement, the Company is responsible for the marketing of Exxaro’s TiO 2, in which capacity it acts as principal and bears the credit risk for such sales. As the Company acts as principal, the total tonnes of TiO2 from the Tiwest Joint Venture sold are included in the Company’s net sales and the cost to acquire any tonnes from Exxaro is included in the Company’s cost of goods sold.

In the second step of the Transaction, as discussed above, Tronox Limited will acquire Exxaro Mineral Sands. Exxaro Mineral Sands is composed of Exxaro Sands and Exxaro TSA Sands in South Africa, and Exxaro’s 50.0% interest in the Tiwest Joint Venture. As such, Tronox Limited will own 100% of the Tiwest Joint Venture as of the date of the Transaction.

1. The Company

Tronox Incorporated, a Delaware Corporation, was formed on May 17, 2005, (“Tronox” or the “Company”) in preparation for the contribution (the “Contribution”) and transfer by Kerr-McGee Corporation (“Kerr-McGee” or “KM”) of certain entities, including those comprising substantially all of its chemical business. The Company has one reportable segment representing the pigment business. The pigment segment primarily produces and markets titanium dioxide pigment (“TiO 2”) and has production facilities in the United States, Australia and the Netherlands. The pigment segment also includes heavy minerals production operated through the Company’s joint venture in Australia (the “Tiwest Joint Venture”). The heavy minerals production is integrated with the Company’s Australian pigment plant, but also has third-party sales of minerals not utilized by the pigment operations. Electrolytic and other chemical products (which do not constitute a reportable segment) represent other operations which are comprised of electrolytic manufacturing and marketing operations, all of which are located in the United States, and are reported in “Other Activities” when reconciling segmented information presented in Note 24.

Formation

The Contribution was completed in November 2005, along with the recapitalization of the Company, whereby common stock held by Kerr-McGee converted into approximately 22.9 million shares of Class B common stock. An initial public offering (“IPO”) of Class A common stock was completed on November 28, 2005. Prior to the IPO, the Company was a wholly owned subsidiary of Kerr-McGee. Pursuant to the IPO registration statement on Form S-1, the Company sold approximately 17.5 million shares of its Class A common stock at a price of $14.00 per share. Pursuant to the terms of the Master Separation Agreement dated November 28, 2005, among Kerr-McGee, Kerr-McGee Worldwide Corporation and the Company (the “MSA”), the net proceeds from the IPO of $224.7 million were distributed to Kerr-McGee.

Concurrent with the IPO, the Company, through its wholly owned subsidiaries, issued $350.0 million in aggregate principal amount of 9.5% senior unsecured notes due 2012 and borrowed $200.0 million under a six-year senior secured credit facility. Pursuant to the terms of the MSA, the Company distributed to Kerr-McGee the net proceeds from the borrowings of approximately $537.1 million.

Following the IPO, approximately 43.3% of the total outstanding common stock was held by the general public and 56.7% was held by Kerr-McGee. The holders of Class A common stock and Class B common stock had identical rights, except that holders of Class A common stock were entitled to one vote per share, while holders of Class B common stock were entitled to six votes per share on all matters to be voted on by stockholders.

On March 8, 2006, Kerr-McGee’s Board of Directors declared a dividend of the Company’s Class B common stock owned by Kerr-McGee to its stockholders (the “Distribution”). The Distribution was completed on March 30, 2006, resulting in Kerr-McGee having no ownership or voting interest in the Company. The Contribution included significant liabilities related to the historic operations of Kerr-McGee, such as coal mining, wood treatment, refining, thorium compounds manufacturing, uranium and refining operations, that had been terminated, discontinued, or divested in prior years.

Bankruptcy Proceedings and Emergence from Chapter 11

On January 12, 2009 (the “Petition Date”), Tronox and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) seeking reorganization relief under the provisions of Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). The Debtors’ Chapter 11 cases were consolidated for the purpose of joint administration. On November 30, 2010 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ First Amended Joint Plan of Reorganization pursuant to Chapter 11 of the Bankruptcy Code, dated November 5, 2010 (as amended and confirmed, the “Plan”). Under Chapter 11 of the Bankruptcy Code, a debtor may reorganize its business for the benefit of its stakeholders with the consummation of a plan of reorganization being the principal objective. Among other things (subject to certain limited exceptions and except as otherwise provided in the Plan or the Confirmation Order), the Confirmation Order discharged the Debtors from any debt arising before the Petition Date, terminated all of the rights and interests of pre-bankruptcy equity security holders and substituted the obligations set forth in the Plan and new common stock for those pre-bankruptcy claims. Under the Plan, claims and equity interests were divided into classes according to their relative priority and other criteria.

The Plan was designed to accomplish, and was premised on, a resolution of the Debtor’s legacy environmental liabilities (the “Legacy Environmental Liabilities”) and legacy tort liabilities (the “Legacy Tort Liabilities” and collectively, with the Legacy Environmental Liabilities, the “KM Legacy Liabilities”). The Plan ensured that the Debtors emerged from Chapter 11 free of the significant KM Legacy Liabilities and were sufficiently capitalized. A final settlement was reached in November 2010 with respect to the Legacy Environmental Liabilities (the “Environmental Settlement”) and the Legacy Tort Liabilities (the “Tort Settlement” and, together with the Environmental Settlement, the “Settlement”). In exchange, claimants provided the Debtors and the reorganized Tronox Incorporated with discharges and/or covenants not to sue subsequent to the Effective Date with respect to the Debtors liability for the Legacy Environmental Liabilities. The Settlement established certain environmental response and tort claims trusts that are now responsible for the KM Legacy Liabilities in exchange for cash, certain non-monetary assets, and the rights to the proceeds of certain ongoing litigation and insurance and other third party reimbursement agreements. The Plan also provided for the creation and funding of a torts claim trust (the “Tort Claims Trust”), which was the sole source of distributions to holders of Legacy Tort Liabilities claims, who were paid in accordance with the terms of such trust’s governing documentation.

As a result of the settlement of the Debtors’ pre-petition debt and termination of the rights and interests of pre-bankruptcy equity, the Plan enabled Tronox Incorporated to reorganize around its existing operating locations, including: (a) its headquarters and technical facility at Oklahoma City, Oklahoma; (b) the TiO 2 facilities at Hamilton, Mississippi and Botlek, the Netherlands; (c) the electrolytic chemical businesses at Hamilton, Mississippi and Henderson, Nevada (except that the real property and buildings associated with the Henderson business were transferred to an environmental response trust and reorganized Tronox Incorporated is not responsible for environmental remediation related to historic contamination at such site); and (d) its interest in the Tiwest Joint Venture.

Material conditions to the Plan, most notably the settlement of the claims related to the KM Legacy Liabilities, were resolved during the period from the Confirmation Date until January 26, 2011, when the environmental settlement was approved by the Bankruptcy Court, and subsequently on February 14, 2011 (the “Effective Date”), the Debtors emerged from bankruptcy and continued operations as reorganized Tronox Incorporated.

To fund cash payments required by the Plan and meet the go-forward operating and working capital needs of its business, Tronox relied on a combination of debt financing and money from new equity investments made by certain existing creditors. Specifically, such funding included: (i) total funded exit financing of no more than $470.0 million and (ii) the proceeds of a $185.0 million rights offering (the “Rights Offering”) open to substantially all unsecured creditors and backstopped by certain unsecured creditors. In addition, the reorganization included: (i) settlement of government claims related to the Legacy Environmental Liabilities through the creation of certain environmental response trusts and a litigation trust; (ii) settlement of claims related to the Legacy Tort Liabilities through the establishment of a torts claim trust; (iii) issuance of new common stock (the “New Common Stock”) whereby holders of the allowed general unsecured claims received their pro rata share of 50.9% of the New Common Stock on the Effective Date, and the opportunity to participate in the Rights Offering for an aggregate of 49.1% of the New Common Stock, also issued on the Effective Date; and (iv) issuance of warrants, on the Effective Date, to the holders of equity in the Company consisting of two tranches: the new series A warrants (the “Series A Warrants”) and the new series B warrants (the “Series B Warrants”), to purchase their pro rata share of a combined total of 7.5% of the New Common Stock, after and including the issuance of any New Common Stock upon exercise of the Series A Warrants and the Series B Warrants.

The consummation of the Plan resulted in a substantial realignment of the interests in the Company between its existing prepetition creditors and stockholders. As a result, Tronox was required to adopt fresh-start accounting. Having resolved the material contingencies related to implementing the Plan on January 26, 2011 and due to the proximity of the Effective Date to the end of month accounting period, which closed on January 31, 2011, the Company applied fresh-start accounting as of January 31, 2011. The Company evaluated the activity between January 26, 2011 and January 31, 2011 and, based upon the immateriality of such activity, concluded that the use of January 31, 2011 to reflect the fresh-start accounting adjustments was appropriate for financial reporting purposes. The use of the January 31, 2011 date is for financial reporting purposes only and does not affect the Effective Date of the Plan.

Fresh-start accounting provisions were applied pursuant to Accounting Standards Codification (“ASC”) 852, Reorganizations (“ASC 852”), and the financial statements as of February 1, 2011 and for subsequent periods report the results of Tronox with no beginning retained earnings or accumulated deficit, and reflect the creation and issuance of the Company’s new share capital.

Germany Insolvency Petition

Tronox Pigments GmbH, the Predecessor’s holding subsidiary for a pigment facility in Uerdingen, Germany, filed an application with the insolvency court in Krefeld, Germany, to commence insolvency proceedings on March 13, 2009. The German Insolvency Court appointed a trustee to administer the insolvency proceedings which resulted in the Company losing management control over these subsidiaries. As a result, the German subsidiaries have been deconsolidated from the Company’s consolidated financial statements as of March 13, 2009. Management has determined that the operations and cash flows of its insolvent German subsidiaries qualify as a discontinued operation. Accordingly, all amounts associated with these operations have been included in discontinued operations.

Acquisition of Exxaro Mineral Sands Operations

On September 25, 2011, the Company entered into a definitive agreement (the “Transaction Agreement”) with Exxaro Resources Limited (“Exxaro”) and certain of its affiliated companies, to acquire 74% of its South African mineral sands operations, including its Namakwa and KZN Sands mines, separation and slag furnaces, along with Exxaro’s 50% share of the Tiwest Joint Venture in Western Australia (together “Exxaro Mineral Sands”), which the Company refers to as the Transaction (the “Transaction”). The combination of Exxaro’s Mineral Sands business, along with Tronox’s proprietary chloride titanium dioxide process technology, will establish Tronox as the only fully vertically integrated pigment company.

In the Transaction, the existing business of Tronox Incorporated will be combined with the Exxaro Mineral Sands business under a new Australian holding company, Tronox Limited. The Transaction will be effectuated in two primary steps. In the first step, Tronox Incorporated will become a subsidiary of Tronox Limited, with Tronox Incorporated stockholders receiving one Class A Share and $12.50 in cash for each share of Tronox Incorporated common stock, unless the holder elects to receive an exchangeable share of Tronox Limited (subject to proration), which is exchangeable for one Class A Share of Tronox Limited and an amount in cash equal to $12.50 without interest (the “Exchangeable Shares”). The Exchangeable Shares will not be transferable until after December 31, 2012 but the Tronox Limited Class A Shares, including those deliverable upon the exchange of an Exchangeable Share, will be transferable. In the second step, Tronox Limited will acquire Exxaro Mineral Sands in exchange for issuance of Class B Shares to Exxaro and one of its subsidiaries. Upon completion of the Transaction, assuming no Tronox Incorporated stockholders elect to receive Exchangeable Shares, former Tronox Incorporated stockholders and Exxaro will hold 15,236,568 Class A Shares and 9,950,856 Class B Shares, respectively, representing approximately 61.5% and 38.5%, respectively, of the voting power in Tronox Limited.

Upon the closing of the Transaction, each outstanding Series A Warrants and Series B Warrants will be converted into a warrant to acquire, under the same terms and conditions, Class A shares of Tronox Limited and a cash payment of $12.50. Any fractional Class A Shares resulting from an aggregation of all such warrants granted to the holder under a particular award agreement with the same exercise price shall be rounded down.

On December 30, 2011, the Company filed a Form S-4 with the Securities and Exchange Commission (the “SEC”). The Form S-4 has been filed with the SEC but has not yet become effective. The Tronox Limited securities may not be sold nor may offers to buy them be accepted prior to the time the registration statement becomes effective.